Employee Benefits - Additional Information (Detail) - MXN ($) $ in Thousands			12 Months Ended
	Jan. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Oct. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets			12.33%
Net actuarial gains recognized in other comprehensive income			$ (309,327,314)
Expected contribution to the fund	$ 63,485,625
Expected payments		$ 72,405,842
Percentage of decrease in assumed variation rate			15.57%
Long term expected benefit payments	$ 336,526
Asset Liability Defined Contribution Scheme			$ 2,023,220
Income Expense Defined Contribution Scheme			316,915
PEMEX Contibution Defined Contribution Scheme			$ 523,482
Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets					17.02%
Percentage of decrease in assumed variation rate			21.66%
Pensions and retirement plans [member]
Disclosure of defined benefit plans [line items]
Principal amount of promissory note				$ 32,493,666
Interest amount of promissory note				$ 6,211,217
Medical services of increase or decrease of one percentage point [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets			3.76%
Percentage of decrease in assumed variation rate			(2.86%)
Medical services of increase or decrease of one percentage point [member] | Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets			8.52%
Percentage of decrease in assumed variation rate			(5.89%)
Actuarial assumption of inflation rates increase decrease of one percentage [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets			9.36%
Percentage of decrease in assumed variation rate			(7.92%)
Actuarial assumption of inflation rates increase decrease of one percentage [member] | Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets			0.00%
Actuarial assumption of wage rates increase decrease of one percentage [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets			1.39%
Percentage of decrease in assumed variation rate			(1.21%)
Actuarial assumption of wage rates increase decrease of one percentage [member] | Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets			4.57%
Percentage of decrease in assumed variation rate			(4.04%)
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets			7.53%		9.29%